Alliance Arrangements with Regeneron Pharmaceuticals, Inc. (Regeneron) - Investment Agreement - Additional Information (Detail) - Regeneron Pharmaceuticals, Inc. [member] - shares	1 Months Ended
	Jan. 31, 2018	Jan. 31, 2014
2014 Amended Investment Agreement [member]
Disclosure of detailed information about Principal Alliances [Line Items]
Maximum ownership percentage allowed to acquire		30.00%
Investment agreement [member]
Disclosure of detailed information about Principal Alliances [Line Items]
Threshold ownership percentage of capital stock to designate an independent director		20.00%
Maximum percentage of capital stock acquired		25.00%
2018 Letter Agreement [member]
Disclosure of detailed information about Principal Alliances [Line Items]
Maximum percentage of capital stock acquired	25.00%
Aggregate number of Regeneron shares that could be sold for cemiplimab and dupilimab funding costs	1,400,000
Regeneron ordinary shares sold to Regeneron	226,153